COMMITMENTS - Quantum Financing Securities Purchase Agreement (Details) - USD ($)	Jun. 25, 2024	Nov. 21, 2023	Sep. 30, 2024	Jul. 03, 2024
Note Payable
Conversion price of convertible notes			$ 2.00
Digital Health Acquisition Corp.
Note Payable
Share price trigger to determine reset of conversion price		$ 3
Quantum Investor | Quantum Purchase Agreement
Note Payable
Aggregate principal amount		$ 3,000,000
Quantum Investor | Quantum Purchase Agreement | Digital Health Acquisition Corp.
Note Payable
Original issue discount (in percent)		7.00%
Aggregate principal amount		$ 3,000,000
Quantum Convertible Note
Note Payable
Aggregate principal amount		3,000,000
Annual fixed interest rate (in percentage)	12.00%
Conversion price of convertible notes	$ 10.00			$ 3.20
Minimum notice period for redemption of notes	10 days
Quantum Convertible Note | Quantum Investor
Note Payable
Aggregate principal amount		$ 3,000,000
Quantum Convertible Note | Quantum Investor | Quantum Purchase Agreement | Digital Health Acquisition Corp.
Note Payable
Original issue discount (in percent)		7.00%
Aggregate principal amount		$ 3,000,000
Annual fixed interest rate (in percentage)		12.00%
Conversion price of convertible notes		$ 10.00
Percentage of stock price trigger		85.00%
Share price trigger to determine reset of conversion price		$ 10.00
Floor average price for share price trigger to determine reset of conversion price		$ 2
Minimum notice period for redemption of notes		10 days
Share price trigger for early redemption of notes		$ 10.00
Default interest rate (as a percent)		18.00%